Commitments and Contingencies (Details) - USD ($)	1 Months Ended	6 Months Ended		12 Months Ended
	Jul. 31, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Office rent monthly cost				$ 2,500
Monthly lease cost	$ 1,500
General and administrative expense		$ 8,000
Rent expense included in general and administrative			$ 80,000	$ 25,000	$ 47,000
Continuing operations			13,000
Discontinued operations			$ 67,000
Employees contribution, description				the Company adopted the new 401 (k) plan where employer matches 100% of the employees contribution up to 3% of their salaries and 50% of the employee’s contribution (including both executives and other employees) between greater than 3% and less than 5% of their salaries.
Monthly rental payments	$ 1,500			$ 2,500	2,500
Rent expense included in loss from discontinued operations				$ 90,000	$ 140,000